Income Taxes Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate of 35%	$ 189,764	$ 173,310	$ 155,730
Common stock dividends deductible for tax reporting	(2,570)	(2,413)	(2,307)
State taxes (net of federal benefit)	11,133	12,289	10,566
Change in valuation allowance	1,324	4,998	6,969
Other, net	(3,009)	1,365	3,654
Income tax expense (benefit)	$ 196,642	$ 189,549	$ 174,612